Net Income (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Ordinary share equivalents outstanding	2,682,751	3,990,108	4,396,023
American Depository Receipts [Member] | Non-Vested Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Non-vested employee stock options	784,064	976,542